Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Summary of related parties

The related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group
Wang Xueji and other four individuals	Registered Shareholders
Tencent Group (including Tencent Mobility Limited and Image Frame Investment (HK) Limited. Since January 23, 2025, Tencent Group was not a related party of the Company)	Principal shareholder of the Group

The Group entered into the following related party transactions:

	For the year ended	For the year ended	From January 1, 2025
	December 31, 2023	December 31, 2024	to January 23, 2025
	US$	US$	US$

Purchase of cloud service from Tencent Group	1,305	1,218	61

The Group had the following related party balances:

	As of December 31,
	2024	2025
	US$	US$

Due to Tencent Group	44	N/A